OBLIGATIONS OF LAW No. 14,182/2021	12 Months Ended
Dec. 31, 2025
OBLIGATIONS OF LAW No. 14,182/2021
OBLIGATIONS OF LAW No. 14,182/2021
NOTE 25 – OBLIGATIONS OF LAW No. 14,182/2021
Law No. 14,182/2021 established the conditions for obtaining new power generation concession grants, imposing the following obligations on the subsidiaries Furnas (merged into the Company in 2024), AXIA Energia Norte and AXIA Energia Nordeste:
(i) payments to the Energy Development Account (CDE); and
(ii) implementation of revitalization for river basins and projects in the Legal Amazon.

	Energy Development Account (CDE)	River Basin Revitalization	Total
Opening balance as of January 1, 2025	35,610,560	6,411,563	42,022,123
Effect on cash flow:
Amortization of Principal	(1,712,309)	(863,256)	(2,575,565)
Interest paid	(328,555)	(105,565)	(434,120)
Non-cash effect:
Inflation adjustment	1,524,820	240,112	1,764,932
Charges	2,670,067	319,226	2,989,293
Final balance on December 31, 2025	37,764,583	6,002,080	43,766,663

Current	2,713,674	1,024,824	3,738,498
Non-current	35,050,909	4,977,256	40,028,165

	Energy Development Account (CDE)	River Basin Revitalization	Total
Opening balance as of January 1, 2024	32,811,606	6,707,800	39,519,406
Effect on cash flow:
Amortization of Principal	(1,128,076)	(846,890)	(1,974,966)
Interest paid	(161,849)	(77,282)	(239,131)
Non-cash effect:
Inflation adjustment	1,604,681	288,081	1,892,762
Charges	2,484,198	339,854	2,824,052
Final balance on December 31, 2024	35,610,560	6,411,563	42,022,123

Current	1,951,819	964,380	2,916,199
Non-current	33,658,741	5,447,183	39,105,924
The non‑current portions of the obligations related to the CDE and to the River Basin Revitalization Program are measured at present value, using annual discount rates of 7.60% and 5.67% rate, respectively, scheduled as follows:

	Energy Development Account[1]	River Basin Revitalization[2]	Total
2026 (Current)	2,713,674	1,024,824	3,738,498
2027	1,834,451	570,985	2,405,436
2028	3,022,984	903,238	3,926,222
2029	2,809,496	871,580	3,681,076
2030	2,611,084	824,809	3,435,893
2031	2,426,683	780,548	3,207,231
After 2031	22,346,211	1,026,096	23,372,307
	37,764,583	6,002,080	43,766,663
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[1]Maturity in 2047; and
[2]Maturity in 2032.

The nominal payment schedule (future amounts) related to the obligations arising from Law No. 14,182/2021, as determined by CNPE Resolution No. 015/2021, is indexed to the IPCA. These amounts are disclosed in the financial instruments note (see Note 37.3.2).
Accounting Policy
The obligations of Law No. 14,182/2021 (privatization of AXIA Energia) were initially recognized from the amounts presented in CNPE Resolution 015/2021, as amended by CNPE Resolution 030/2021. Subsequently, these obligations are adjusted for accrued interest, inflation adjustment (IPCA) and payments made.
The interest rates of the obligations were not presented directly in CNPE Resolution 015/2021, as a result, they were implicitly calculated from the present value of the obligations, the future flow of payments and the payment term.
The accrued interest and monetary adjustments are recorded in the income statement, in the financial income group.